EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated December 6, 2018, for the Class R6 of Neuberger Berman Absolute Return Multi-Manager Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on December 6, 2018 (Accession No. 0000898432-18-001384).